Roundhill S&P Global Luxury ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.5%
Apparel — 29.9% (e)
Burberry Group PLC (b)	600	$13,977
Canada Goose Holdings, Inc. (a)(b)	85	1,252
Capri Holdings, Ltd. (a)(b)	150	7,891
Christian Dior SE (b)	5	3,690
Deckers Outdoor Corp. (a)	30	15,423
Ermenegildo Zegna NV (b)	80	1,114
Hermès International SCA (b)	51	93,403
Kering SA (b)	112	51,215
LVMH Moët Hennessy Louis Vuitton SE (b)	112	84,951
Nike, Inc. - Class B	500	47,810
Prada SpA (b)	800	4,709
PVH Corp.	75	5,738
Ralph Lauren Corp.	50	5,804
Tapestry, Inc.	270	7,763
Tod's SpA (a)(b)	20	725
		345,465
Auto Manufacturers — 22.5%
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	610	2,128
Bayerische Motoren Werke AG (b)	375	38,266
Dr. Ing. h.c. F. Porsche AG (b)(d)	85	8,009
Ferrari NV (b)	200	59,226
Li Auto, Inc. - Class A (a)(b)	900	15,893
Lucid Group, Inc. (a)	960	5,366
Mercedes-Benz Group AG (b)	915	63,831
Rivian Automotive, Inc. - Class A (a)	655	15,903
Tesla, Inc. (a)	205	51,295
		259,917
Beverages — 8.2%
Diageo PLC (b)	1,225	45,364
Pernod Ricard SA (b)	240	40,110
Remy Cointreau SA (b)	25	3,061
Treasury Wine Estates, Ltd. (b)	845	6,724
		95,259
Commercial Services — 0.0% (f)
Seoul Auction Co., Ltd. (b)	15	115

Cosmetics & Personal Care — 5.4%
Amorepacific Corp. (b)	35	3,164
Inter Parfums, Inc.	20	2,687
Shiseido Co., Ltd. (b)	500	17,591
The Estee Lauder Cos., Inc. - Class A	270	39,028
		62,470
Home Builders — 0.8%
Toll Brothers, Inc.	120	8,875

Home Furnishings — 0.8%
Ethan Allen Interiors, Inc.	25	748
Sleep Number Corp. (a)	25	615
Tempur Sealy International, Inc.	200	8,668
		10,031
Internet — 0.2%
Farfetch, Ltd. - Class A (a)(b)	550	1,150
Revolve Group, Inc. (a)	50	680
The RealReal, Inc. (a)	140	295
		2,125
Leisure Time — 5.1%
Beneteau SA (b)	45	546
Carnival Corp. (a)(b)	1,180	16,190
Norweigian Cruise Line Holdings, Ltd. (a)(b)	500	8,240
Polaris, Inc.	65	6,769
Royal Caribbean Cruises, Ltd. (a)(b)	260	23,956
Sanlorenzo SpA (b)	20	752
Topgolf Callaway Brands Corp. (a)	165	2,284
		58,737
Lodging — 10.4%
Hilton Worldwide Holdings, Inc.	205	30,787
Kangwon Land, Inc. (b)	135	1,511
Las Vegas Sands Corp.	385	17,649
Marriott International, Inc. - Class A	200	39,312
Melco International Development, Ltd. (a)(b)	1,000	802
Melco Resorts & Entertainment, Ltd. - ADR (a)(b)	220	2,176
MGM China Holdings, Ltd. (a)(b)	800	1,046
Paradise Co., Ltd. (a)(b)	60	723
Resorttrust, Inc. (b)	100	1,497
Sands China, Ltd. (a)(b)	2,800	8,580
Shangri-La Asia, Ltd. (a)(b)	2,000	1,369
SJM Holdings, Ltd. (a)(b)	3,000	1,180
The Star Entertainment Group, Ltd. (a)(b)	1,595	628
The Star Entertainment Group, Ltd. - Rights (a)(b)	967	58
Wynn Macau, Ltd. (a)(b)	1,600	1,532
Wynn Resorts, Ltd.	120	11,089
		119,939
Miscellaneous Manufacturing — 0.3%
Nikon Corp. (b)	400	4,226

Retail — 15.9%
Brunello Cucinelli SpA (b)	50	3,814
Chow Tai Fook Jewellery Group, Ltd. (b)	3,000	4,520
Cie Financière Richemont SA (b)	680	83,253
Hotel Shilla Co., Ltd. (b)	40	2,511
HUGO BOSS AG (b)	95	6,027
Luk Fook Holdings International, Ltd. (b)	1,000	2,592
Lululemon Athletica, Inc. (a)	90	34,705
Moncler SpA (b)	325	18,953
Movado Group, Inc.	20	547
Nordstrom, Inc.	135	2,017
RH (a)	20	5,287
Salvatore Ferragamo SpA (b)	105	1,394
Shinsegae, Inc. (b)	10	1,409
Signet Jewelers, Ltd. (b)	55	3,950
Watches of Switzerland Group PLC (a)(b)(d)	165	1,077
Williams-Sonoma, Inc.	75	11,655
		183,711
Software — 0.0% (f)
Faraday Future Intelligent Electric, Inc. - Class A (a)	18	24

TOTAL COMMON STOCKS (Cost $1,246,965)		1,150,894

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund — 0.4%
First American Government Obligations Fund, Class X, 5.26% (c)	4,606	4,606
TOTAL SHORT-TERM INVESTMENTS (Cost $4,606)		4,606	0.40%

TOTAL INVESTMENTS (Cost $1,251,571) — 99.9%		1,155,500
Other assets and liabilities, net — 0.1%		974
NET ASSETS — 100.0%		$1,156,474

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	32.8%
	France	24.0%
	Germany	10.0%
	Switzerland	7.2%
	United Kingdom	5.4%
	Netherlands	5.2%
	Cayman Islands	3.0%
	Italy	2.6%
	Liberia	2.1%
	Japan	2.0%
	Panama	1.4%
	Bermuda	1.4%
	Republic of Korea	0.8%
	British Virgin Islands	0.7%
	Australia	0.6%
	Hong Kong	0.2%
	Canada	0.1%
	Total Country	99.5%
	SHORT-TERM INVESTMENTS	0.4%
	TOTAL INVESTMENTS	99.9%
	Other assets and liabilities, net	0.1%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,150,836	$-	$58	$1,150,894
Money Market Fund	4,606	-	-	4,606
Total Investments - Assets	$1,155,442	$-	$58	$1,155,500

* See the Schedule of Investments for industry classifications.